SHORT-TERM BANK LOANS AND CURRENT MATURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term bank loans	$ 5,426	$ 5,959
Current maturities	498	424
Total short-term bank loans and current maturities	5,924	6,383
Weighted average interest
Current maturities	3.88%
NIS [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,226	929
Weighted average interest
Short-term bank loans	5.88%
United States of America, Dollars [Member]
Short-term Debt [Line Items]
Short-term bank loans	4,200	4,937
Weighted average interest
Short-term bank loans	4.80%
Euro [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 93
Weighted average interest
Short-term bank loans